1
Gabelli Automation ETF
Schedule of Investments — September 30, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 85.0%
Aerospace and Defense – 5.9%
5,999
Allient Inc. ...............................................
$ 268,456
182
Northrop Grumman Corp. .......................
110,896
379,352
Building and Construction – 2.8%
2,248
James Hardie Industries plc† .................
43,184
1,245
Johnson Controls International plc .........
136,888
180,072
Computer Integrated Systems Design – 1.9%
4,030
Kyndryl Holdings Inc.† ............................
121,021
Computer Software and Services – 4.4%
12,037
3D Systems Corp.† ................................
34,907
876
Alphabet Inc., Cl. A .................................
212,956
2,858
NCR Voyix Corp.† ...................................
35,868
283,731
Consumer Products – 1.1%
1,362
Spectrum Brands Holdings Inc. ..............
71,546
Consumer Services – 2.9%
496
Amazon.com Inc.† ..................................
108,907
5,000
RXO Inc.† ...............................................
76,900
185,807
Diversified Industrial – 7.2%
1,200
Belden Inc. ..............................................
144,324
2,500
GXO Logistics Inc., Cl. A† ......................
132,225
6,428
L.B. Foster Co., Cl. A† ............................
173,235
447
Ralliant Corp. ..........................................
19,547
469,331
Electric Lighting & Wiring Equipment – 4.3%
2,563
AZZ Inc. ..................................................
279,700
Electronic & Other Electrical Equipment – 5.1%
422
Axcelis Technologies Inc.† ......................
41,204
2,190
Emerson Electric Co. ..............................
287,284
328,488
Electronics – 2.9%
4,397
Kimball Electronics Inc.† ........................
131,294
316
Texas Instruments Inc. ............................
58,059
189,353
Energy and Utilities – 3.3%
1,243
Halliburton Co. ........................................
30,578
919
Occidental Petroleum Corp. ....................
43,423
4,028
Oceaneering International Inc.† .............
99,814
8,152
RPC Inc. .................................................
38,803
212,618
Environmental Services – 2.6%
733
Republic Services Inc. ............................
168,209
Equipment and Supplies – 5.0%
1,194
AMETEK Inc. ..........................................
224,472
Shares Market Value
1,200
Tennant Co. .............................................
$ 97,272
321,744
Fabricated Structural Metal Products – 0.9%
1,171
Proto Labs Inc.† .....................................
58,585
Financial Services – 4.4%
1,120
Intercontinental Exchange Inc. ...............
188,697
480
Nasdaq Inc. .............................................
42,456
1,428
NCR Atleos Corp.† .................................
56,135
287,288
General Industrial Machinery & Equipment – 2.7%
1,881
Flowserve Corp. ......................................
99,956
3,048
Matthews International Corp., Cl. A ........
74,006
173,962
Industrial Instruments For Measurement, Display, and
Control – 5.7%
1,343
Fortive Corp. ...........................................
65,793
862
Rockwell Automation Inc. ........................
301,295
367,088
Metals & Mining – 9.3%
929
Agnico Eagle Mines Ltd. .........................
156,592
4,851
Barrick Mining Corp. ...............................
158,967
1,303
Cameco Corp. .........................................
109,270
2,119
Newmont Corp. .......................................
178,653
603,482
Prepackaged Software – 10.0%
1,095
Check Point Software Technologies
Ltd.† ...................................................
226,567
6,708
N-able Inc.† ............................................
52,322
854
Oracle Corp. ...........................................
240,179
618
PTC Inc.† ................................................
125,466
644,534
Semiconductors – 0.5%
1,000
GlobalFoundries Inc.† ............................
35,840
Wholesale-Durable Goods – 2.1%
144
WW Grainger Inc. ...................................
137,226
TOTAL COMMON STOCKS .......... 5,498,977
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 15.0%
$ 980,000 U.S. Treasury Bills,
3.88% to 4.12%††, 10/09/25 to 12/11/25
973,867
TOTAL INVESTMENTS — 100.0%
(cost $5,058,534) ....................................
$ 6,472,844
† Non-income producing security.
†† Represents annualized yields at dates of purchase.